PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 135,731	$ 183,340	$ 300,941	$ 384,408	$ 723,346	$ 357,799